Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 05, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2024